SHARE CAPITAL AND RESERVES - Black-Scholes option pricing model (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
SHARE CAPITAL AND RESERVES
Risk-free interest rate	3.21%
Expected option life in years	5.0
Expected share price volatility	88.06%
Grant date share price	$ 5.39
Expected dividend yield	0.00%